Application of New Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Standards, Amendments and Interpretations
3.	APPLICATION OF NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS
(1)	New and amended standards adopted by the Group

A number of new or amended standards became applicable for the current reporting period and the Group had to change its accounting policies as a result of adopting the following standards:

•	IFRS 2, “Share-based Payment”
•	IFRS 9, “Financial Instruments”
•	IFRS 15, “Revenue from Contracts with Customers”
•	IFRIC 22, “Foreign Currency Transactions and Advance Consideration”
•	Amendments resulting from Annual Improvements 2014–2016 Cycle

The adoption and impact of these standards from January 1, 2018 are described as below and the new accounting policies are disclosed in Note 4. The other standards did not have material impact on the Group’s accounting policies.

Adoption and impact of IFRS 15 – Revenue from Contract with Customers and amendments

(a) In accordance with the transition provisions in IFRS 15, the group has adopted the modified retrospective approach for transition and applied IFRS 15 only to contracts that are not completed at the date of initial application.

(b) The cumulative effects of applying the new standards as of January 1, 2018 are summarized below:

	Book value	Adjustment for	Adjusted amount
	under previous	initial application	after IFRS 15
	revenue standard	of IFRS	adoption
	NT$000	NT$000	NT$000
Affected items
January 1, 2018
Contract liabilities	$—	$7,941	$7,941
Total affected liabilities	—	7,941	7,941
Accumulated deficit	(874,086)	(7,941)	(882,027)
Total affected equity	(874,086)	(7,941)	(882,027)
Total affected liabilities and equity	($874,086)	$—	($874,086)

	Book value	Adjustment for	Adjusted amount
	under previous	initial application	after IFRS 15
	revenue standard	of IFRS	adoption
	US$000	US$000	US$000
Affected items
January 1, 2018
Contract liabilities	$—	$259	$259
Total affected liabilities	—	259	259
Accumulated deficit	(28,556)	(259)	(28,815)
Total affected equity	(28,556)	(259)	(28,815)
Total affected liabilities and equity	($28,556)	$—	($28,556)

The Group’s authorization collaboration and development transactions generally authorizes intellectual property rights of the drug products to pharmaceutical companies. Though the Group will continuously provide research and development services on the drug products, pharmaceutical companies could make use of the research and development outcome at any time. Pharmaceutical companies pay a non-refundable up-front payment upon the signing of the contracts, and make milestone payments upon each milestone achieved. Pharmaceutical companies would have difficulty finding another service provider who offers the same services in terms of continuing research and development on the authorized drug products. Under the previous accounting policy, the Group recognized milestone payment revenue upon each milestone achieved, without distinguishing between authorization and continuing research and development services. After adopting IFRS 15, due to the authorization and follow-up milestones of research and development not meeting the criteria of distinction, the Group concluded that it will account for all the authorization and continuing research and development services as a single performance obligation and recognizes the transaction price according to the progress of performance obligations satisfied.

(c) Please refer to Note 12(5) for other disclosures in relation to the first adoption of IFRS 15.

(2)	New standards and interpretations not yet adopted

Amendments to IFRSs which have been published but are not mandatory for the financial period ended December 31, 2018 are listed below:

IFRS 16 “Leases” is effective from January 1, 2019, with early application permitted. The new standard requires operating leases to be accounted for through the recognition of a “right of use asset” and a corresponding lease liability. Interest-bearing borrowings and non-current assets will increase on implementation of this standard. Operating lease costs will no longer be classified within the income statement based on amounts paid, but via a “right of use asset” depreciation charge recognized within operating profit and a lease interest expense within finance costs, subject to the exemptions on amount and duration. As at the reporting date, the Group has non-cancellable operating lease commitments of NT$78,102 thousand (US$2,551 thousand), see Note 9(2). As of January 1, 2019, the Group expects to increase both “right-of-use asset” and “lease liability” by approximately NT$73,021 thousand (US$2,386 thousand) and no significant impact to retained earnings.

Operating cash flows will increase and financing cash flows decrease by approximately NT$32,099 thousand (US$1,049 thousand) as repayment of the principal portion of the non-finance lease liabilities will be classified as cash flows from financing activities, where previously it was classified as operating cash outflows.

In addition, the following new and amended standards have been issued but not effective, which are not expected to have a significant impact on the Group’s financial condition and financial performance based on the Group’s assessment.

New Standards, Interpretations and Amendments	Effective Date by International Accounting Standards Board (“IASB”)
Amendments to IFRS 9, ‘Prepayment Features with Negative Compensation and Modifications of Financial Liabilities’	January 1, 2019
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
IFRS 17, ‘Insurance Contracts’	January 1, 2021
Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement’	January 1, 2019
Amendments to IAS 28, ‘Long-term Interests in Associates and Joint Ventures’	January 1, 2019
IFRIC 23, ‘Uncertainty over Income Tax Treatments’	January 1, 2019
Annual improvements 2015–2017 cycle	January 1, 2019
Amendments to IFRS 3, ‘Definition of a business’	January 1, 2020
Amendment to IAS 1 and IAS 8, ‘Disclosure Initiative-Definition of Material’	January 1, 2020